Condensed Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Interest and fees on loans and leases	$ 135,816	$ 118,527	$ 260,594	$ 241,520	$ 479,938	$ 451,880	$ 309,763
Interest and dividends on investment securities	20,699	29,333	41,248	55,577	106,850	159,417	130,305
Other interest income	82	273	186	1,115	1,432	1,210	526
Total interest income	156,597	148,133	302,028	298,212	588,220	612,507	440,594
Interest Expense
Deposits	20,419	25,410	41,393	51,600	97,011	101,409	107,696
Other borrowings	11,194	9,813	20,028	20,009	38,899	45,758	55,515
Total interest expense	31,613	35,223	61,421	71,609	135,910	147,167	163,211
Net Interest Income	124,984	112,910	240,607	226,603	452,310	465,340	277,383
Provision for Loan and Lease Losses	5,757	9,004	17,112	27,034	49,704	79,341	121,912
Net Interest Income after Provision for Loan and Lease Losses	119,227	103,906	223,495	199,569	402,606	385,999	155,471
Noninterest Income
Loan servicing fee income	42,483	46,757	88,039	95,633	189,439	210,844	157,684
Amortization and impairment of mortgage servicing rights	(64,277)	(21,429)	(108,760)	(44,217)	(135,478)	(93,147)	(65,464)
Net loan servicing income (loss)	(21,794)	25,328	(20,721)	51,416	53,961	117,697	92,220
Gain on sale of loans	69,926	5,456	118,103	18,933	73,293	65,959	66,425
Loan production revenue	9,852	5,588	17,289	11,995	26,471	34,861	39,327
Deposit fee income	5,828	6,435	12,067	11,595	25,966	19,752	22,004
Bargain purchase gain					0	68,056	0
Other lease income	8,822	8,336	17,485	15,068	30,924	21,285	0
Other	1,489	1,790	3,093	9,778	22,488	30,197	12,122
Total noninterest income	74,123	52,933	147,316	118,785	233,103	357,807	232,098
Noninterest Expense
Salaries, commissions and other employee benefits expense	76,277	56,321	142,867	113,694	232,771	201,788	150,623
Equipment expense	16,889	11,709	32,837	22,469	49,718	33,008	26,132
Occupancy expense	6,017	5,031	11,366	9,571	20,189	20,269	11,842
General and administrative expense	76,600	48,650	147,534	121,216	251,517	238,868	110,582
Total noninterest expense	175,783	121,711	334,604	266,950	554,195	493,933	299,179
Income before Provision for Income Taxes	17,567	35,128	36,207	51,404	81,514	249,873	88,390
Provision for Income Taxes	6,395	13,333	13,189	20,193	28,785	60,973	34,853
Net Income (Loss) from Continuing Operations Attributable to Parent	11,172	21,795	23,018	31,211	52,729	188,900	53,537
Discontinued Operations, Net of Income Taxes					0	0	(172)
Net Income	11,172	21,795	23,018	31,211	52,729	188,900	53,365
Less: Net Income Allocated to Participating Preferred Stock	(1,685)	(4,417)	(7,664)	(6,824)	(11,218)	(44,120)	(19,564)
Net Income Allocated to Common Shareholders	$ 9,487	$ 17,378	$ 15,354	$ 24,387	$ 41,511	$ 144,780	$ 33,801
Income (Loss) from Continuing Operations, Per Basic Share					$ 0.55	$ 2.00	$ 0.80
Basic Earnings Per Share	$ 0.09	$ 0.23	$ 0.17	$ 0.33	$ 0.55	$ 2.00	$ 0.80
Income (Loss) from Continuing Operations, Per Diluted Share					$ 0.54	$ 1.94	$ 0.78
Diluted Earnings Per Share	$ 0.09	$ 0.23	$ 0.17	$ 0.32	$ 0.54	$ 1.94	$ 0.78